Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenue	$ 532,593	$ 501,500	$ 1,919,243	$ 3,321,837
Gross margin	200,089	(80,560)	438,029	1,575,292
Operating expenses:
Stock based compensation			1,582,072
Professional fees	26,500	447,057	590,607	38,123
Consulting	10,450	50,750	459,806
Payroll expense	79,033	48,294	360,341	244,104
General and administrative	147,689	550,185	549,628	428,875
Total operating expenses	263,672	1,096,286	3,542,454	711,102
Loss from operations	(63,583)	(1,176,846)	(3,104,425)	864,190
Other expense:
Interest expense	(2,193)		(11,065)
Total other expense	(2,193)		(11,065)
Net loss income before income tax	(65,776)	(1,176,846)	(3,115,490)	864,190
Income tax
Net Loss	$ (65,776)	$ (1,176,846)	$ (3,115,490)	$ 864,190
(Loss) per share, basic	$ (0.00)	$ (0.11)	$ (0.04)	$ 0.15
(Loss) per share, diluted	$ (0.00)	$ (0.11)	$ (0.04)	$ 0.15
Weighted average shares outstanding, basic	100,055,935	11,164,274	77,906,347	5,777,120
Weighted average shares outstanding, diluted	100,055,935	11,164,274	77,906,347	5,777,120
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Commission expense	$ (226,339)	$ (337,960)	$ (802,464)	$ (1,250,920)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Commission expense	$ (106,165)	$ (244,100)	$ (678,750)	$ (495,625)